Artisan Developing World Fund Average Annual Total Returns		12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended	126 Months Ended	211 Months Ended	234 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.23%				3.32%	6.13%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		7.82%		(1.13%)	11.93%	9.95%
Performance Inception Date	Jun. 29, 2015
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.82%		(1.64%)	11.35%	9.41%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.63%		(0.97%)	9.78%	8.07%
Investor | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%		4.20%	8.42%	6.19%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		7.95%		(0.97%)	12.12%	10.14%
Performance Inception Date	Jun. 29, 2015
Advisor | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%		4.20%	8.42%	6.19%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		8.08%		(0.87%)	12.23%	10.25%
Performance Inception Date	Jun. 29, 2015
Institutional | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%		4.20%	8.42%	6.19%